Sales and advertising expense (Tables)	9 Months Ended
Sep. 30, 2020
Sales and advertising expense
Schedule of sales and advertisement expenses

	For the three months ended		For the nine months ended
	September 30,		September 30,
In thousands of EUR	2020	2019	2020	2019
Sales and advertising staff costs	1,955	1,950	6,548	5,763
Sales and advertising campaigns	4,235	11,825	15,736	34,766
Sales and advertising expense	6,190	13,775	22,284	40,529